Accrued expenses	12 Months Ended
Jun. 30, 2024
Accrued Expenses
Accrued expenses

19. Accrued expenses

	Consolidated Group
	2024 A$	2023 A$
Current
Accrued expenses	465,249	458,057
Salaries payable	31,500	54,554
	496,749	512,611

Prior year amounts relating to lease make-good costs ($90,450) have been reclassified to Provisions for consistency with the current year presentation. This reclassification had no effect on the reported results of operations.